Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 354.9
Over the Counter Trades [Member]
Derivative [Line Items]
Notional amount of derivative	189.8
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	146.1
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 19.0